Business Combinations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Oct. 03, 2011 RBF consulting [Member]
Unaudited pro-forma financial information to RBF acquisition
Cash			$ 325
Receivables			26,850
Unbilled revenues on contracts in progress			14,109
Prepaid expenses and other			5,124
Property, Plant and Equipment			6,623
Goodwill			26,410
Other intangible assets	36,700	36,700	15,667
Accounts payable			(2,931)
Billings in excess of revenues on contracts in progress			(6,444)
Income tax payable			(7,945)
Other accrued expenses			(7,294)
Deferred income tax liability			(17,379)
Total			$ 53,115